Segment Reporting (Details) - Schedule of Revenues - Other Segments [Member] - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
REVENUES:
Total revenues		$ 6,584,729	$ 7,017,827
Application development services [Member]
REVENUES:
Total revenues	[1]	2,179,167	1,806,690
Consulting and technical support services [Member]
REVENUES:
Total revenues		1,477,740	1,316,096
Subscription services [Member]
REVENUES:
Total revenues		294,528	428,087
Other revenue [Member]
REVENUES:
Total revenues		27,324
Trading revenue [Member]
REVENUES:
Total revenues		$ 2,605,970	$ 3,466,954

[1]	For the six months ended June 30, 2023 and 2022, certain application development service arrangements included sales of IT equipment. Such revenue of $1,247,232 and $1,604,933 was included in the application development service revenue for the six months ended June 30, 2023 and 2022, respectively.